UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

Investors Life Insurance Company of North America - Separate Account 1
6500 River Place Blvd., Building One
Austin, TX 78730

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2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [ x ]

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3.	Investment Company Act File Number:	811-3470

Securities Act File Number:	2-77712 and 2-84850

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4(a).	Last day of fiscal year for which this Form is filed:	December 31, 2005

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4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

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5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to
	section 24(f):	$ 118,551

(ii)	Aggregate price of securities redeemed
	or repurchased during the fiscal year:	$3,049,630

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
	Commission:	$ ________0

(iv)	Total available redemption credits [add
	Items 5(ii) and 5(iii)]:	$3,049,630

(v)	Net sales -- if Item 5(i) is greater than
	Item 5(iv) [subtract Item 5(iv) from
	Item 5 (i)]	$0

(vi)	Redemption credits available for use in
	future years -- if Item 5(i) is less than
	Item 5(iv) [subtract Item 5(iv) from
	Item 5(i)]:	$2,931,079

(vii)	Multiplier for determining registration
	fee (See Instruction c.9):	x	0

(viii)	Registration fee due [multiply Item
	5(v) by Item 5(vii)] (enter "0" if no fee
	is due):	= $	0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units)

deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

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7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $ 0

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8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7].

= $	0.00

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9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[	]	Wire Transfer
[	]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent L. Kasch
Vincent L. Kasch
Chief Financial Officer

Date	February 28, 2006

*Please print the name and title of signing officer below the signature.